ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Nov. 30, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES

Accounts receivable consisted of the following as of November 30:

	2022	2021
Trade Accounts Receivable	$81,667	$15,000
Less Allowance for doubtful accounts	(7,500)	-
Total Accounts Receivable (net)	$74,167	$15,000